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                     SUPPLEMENT DATED FEBRUARY 10, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated September 29, 2009, the Janus Aspen Series communicated a change to the investment objective for its Janus Portfolio. The supplement stated that, effective February 16, 2010, the investment objective for the Janus Portfolio would change to the following:

   Janus Portfolio seeks long-term growth of capital.

The investment objective for the Janus Portfolio, which is disclosed in the "Subaccounts" section of your variable annuity prospectus, is revised effective February 16, 2010, to reflect this change.

The prospectus is revised accordingly.

17977NY SUPPC 02/10/10